BLACKROCK FOCUS GROWTH FUND, INC.

(the “Fund”)

Supplement dated October 18, 2019 to the Investor and Institutional Shares Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated December 28, 2018, as supplemented to date

The section of the Summary Prospectus entitled “Key Facts About BlackRock Focus Growth Fund, Inc.—Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Focus Growth Fund, Inc.—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 21 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-72 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3,4,5,6]	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[7]	0.49%	0.44%	0.40%
Administration Fee[7]	0.12%	0.12%	0.12%
Miscellaneous Other Expenses	0.37%	0.32%	0.28%
Total Annual Fund Operating Expenses[8]	1.24%	1.94%	0.90%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.32)%	(0.27)%	(0.23)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,5]	0.92%	1.67%	0.67%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]

The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Focus Growth LLC (the “Master LLC”). Management Fees are paid by the Master LLC.

[4]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 36, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.92% (for Investor A Shares), 1.67% (for Investor C Shares) and 0.67% (for Institutional Shares) of the Fund’s average daily net assets through December 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[5]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 36, BlackRock has contractually agreed to waive the management fee of the Master LLC with respect to any portion of the Master LLC’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through December 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master LLC.

[6]	The Management Fee has been restated to reflect current fees.

[7]	The Administration Fee has been restated to reflect current fees.

[8]

Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which includes extraordinary expenses but does not include the restatement of the Management Fee or the restatement of the Administration Fee to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$836	$1,110	$1,891
Investor C Shares	$270	$556	$996	$2,219
Institutional Shares	$68	$240	$452	$1,064

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$170	$556	$996	$2,219

Portfolio Turnover:

The Master LLC pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Master LLC’s portfolio turnover rate was 51% of the average value of its portfolio.

The fifth paragraph of the section of the Prospectus of the Fund entitled “Management of the Fund—BlackRock” is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of the Master LLC’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through December 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master LLC.

The ninth paragraph of the section of the Prospectus of the Fund entitled “Management of the Fund—BlackRock” is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	0.92%
Investor C Shares	1.67%
Institutional Shares	0.67%

[1]

The contractual caps are in effect through December 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

The fifth and sixth paragraphs in the section of the SAI entitled “Management and Advisory Arrangements” are deleted in their entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee of the Master LLC with respect to any portion of the Master LLC’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through December 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Master LLC.

BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses (as defined in the Fund’s Prospectus)) as a percentage of average daily net assets to 0.92% (for Investor A Shares), 1.67% (for Investor C Shares) and 0.67% (for Institutional Shares) through December 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Shareholders should retain this Supplement for future reference.

PR2-FG-1019SUP

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